NET DEBT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Beginning balance	$ 463.7	$ 289.1	$ 323.6
Cash flows from / (used in) operating, financing and investing activities	(98.8)	51.1	(26.1)
Repayments of financial debt	(48.3)	(28.0)	(7.3)
Loan from common control transaction		154.7
Cash flow	(147.1)	177.8	(33.4)
Currency translation adjustments	(6.8)	(3.2)	(1.1)
Non-cash movements	(6.8)	(3.2)	(1.1)
Ending balance	309.8	463.7	289.1
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Beginning balance	137.4	187.6	160.4
Cash flows from / (used in) operating, financing and investing activities	98.8	(51.1)	26.1
Cash flow	98.8	(51.1)	26.1
Currency translation adjustments	(2.0)	0.9	1.1
Non-cash movements	(2.0)	0.9	1.1
Ending balance	234.2	137.4	187.6
Financial debt, current
Disclosure of financial liabilities [line items]
Beginning balance	80.7	1.5	0.9
Repayments of financial debt	(24.6)	(21.5)	0.0
Loan from common control transaction		103.1	0.0
Cash flow	(24.6)	81.6	0.0
Currency translation adjustments	(4.7)	(2.4)	0.6
Non-cash movements	(4.7)	(2.4)	0.6
Ending balance	51.4	80.7	1.5
Financial debt, non-current
Disclosure of financial liabilities [line items]
Beginning balance	520.4	475.2	483.1
Repayments of financial debt	(23.7)	(6.5)	(7.3)
Loan from common control transaction		51.6	0.0
Cash flow	(23.7)	45.1	(7.3)
Currency translation adjustments	(4.1)	0.1	(0.6)
Non-cash movements	(4.1)	0.1	(0.6)
Ending balance	$ 492.6	$ 520.4	$ 475.2